Investments in Associates - Summarized Financial Information of Significant Associates (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of associates [line items]
Revenue		$ 37,741	$ 33,670
Net income		7,758	7,892
Total assets		1,460,042	1,412,027
Total liabilities		1,371,455	1,327,951
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Revenue	[1]	2,009	1,457
Net income	[1]	517	471
Total assets	[1]	108,567	87,974
Total liabilities	[1]	100,773	81,577
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Revenue	[1]	487	457
Net income	[1]	183	170
Total assets	[1]	8,598	8,057
Total liabilities	[1]	7,430	$ 6,959
KeyCorp [Member]
Disclosure of associates [line items]
Revenue	[1]	8,873
Net income	[1]	1,305
Total assets	[1]	262,850
Total liabilities	[1]	$ 234,656

[1]	Based on the most recent available financial statements.